Derivative Instruments (Schedule of notional amounts of outstanding derivative contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivative [Line Items]
Total derivatives	$ 23,975	$ 16,641
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member]
Derivative [Line Items]
Total derivatives	$ 23,975	$ 16,641